INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income tax expense/(recoveries) components
Income tax expenses consisted of the following components:

	Years ended December 31,
	2017	2016
Current income tax:
Canadian current income taxes	$3.0	$0.8
Foreign current income taxes	56.7	20.9
	59.7	21.7
Deferred income tax:
Canadian deferred income taxes - origination and reversal of temporary differences	4.6	(1.5)
Foreign deferred income taxes - origination and reversal of temporary differences	32.5	14.3
Changes in tax rates or imposition of new taxes	0.8	(1.1)
	37.9	11.7
Total income tax expense	$97.6	$33.4

Income tax expense/(recoveries) rate reconciliation
These factors are illustrated below on all of the consolidated earnings before income taxes after applying a tax rate of 26.6%, reflecting the combined Canadian statutory corporate income tax rate which applies to the Company as a legal entity for the year ended December 31, 2017 (December 31, 2016 - 26.7%):

	Years ended December 31,
	2017	2016
Earnings before income taxes	$608.1	$95.2
Income tax provision - 26.6% (26.7% in 2016)	$161.8	$25.4
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.6% (26.7% in 2016)	1.4	(20.4)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	4.5	22.2
Losses not recognized for tax purposes	(1.1)	(5.8)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	6.0	—
Non-resident withholding tax	2.6	2.8
Foreign exchange adjustments of tax receivable / payable balances	—	(0.2)
Under/(over) tax provisions	6.0	(7.6)
Tax benefit of losses recognized	—	(5.8)
Changes to accounting costs not reflected for statutory tax purposes	1.0	1.2
Changes in tax rates	0.8	(1.1)
Other	(3.2)	(0.6)
Other adjustments:
Unrecognized recoveries (expenses) in deferred tax provisions	(84.0)	18.4
Foreign exchange related to deferred income taxes	2.6	3.8
Other	(0.8)	1.1
Total income tax expense	$97.6	$33.4

Components of deferred income tax assets and liabilities
The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2017	2016
Deferred income tax assets:
Exploration and evaluation assets	$—	$109.1
Non-capital losses	71.9	—
Asset retirement obligations	2.5	3.7
Other	28.5	10.3
	102.9	123.1
Deferred income tax liabilities:
Property, plant and equipment	(253.9)	(213.6)
Royalty interests	(8.0)	(7.7)
Other intangible assets	(0.2)	(0.5)
Mining duties	(26.1)	(19.7)
Marketable securities	(1.5)	(0.9)
Inventory and Reserves	(6.5)	(10.1)
Other	(4.9)	(29.6)
	(301.1)	(282.1)
Net deferred income tax liabilities	$(198.2)	$(159.0)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(198.2)	(159.0)
	$(198.2)	$(159.0)
The non-capital loss carry forwards expire as follows:

Expiry Date	2018	2019	2020	2021	2022+	No Expiry	Total
Total unrecognized losses	$25.9	$12.2	$8.8	$2.0	$506.4	$200.9	$756.2
The 2017 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2016	Statements of earnings	Other comprehensive income	Other	December 31, 2017
Deferred income tax assets:
Exploration and evaluation assets	$109.1	$(109.1)	$—	$—	$—
Non-capital losses	—	71.9	—	—	71.9
Asset retirement obligations	3.7	(1.2)	—	—	2.5
Other assets	10.3	18.2	—	—	28.5
Deferred income tax liabilities:
Property, plant and equipment	(213.6)	(40.3)	—	—	(253.9)
Royalty interests	(7.7)	(0.3)	—	—	(8.0)
Other intangible assets	(0.5)	0.3	—	—	(0.2)
Mining duties	(19.7)	(6.4)	—	—	(26.1)
Marketable securities	(0.9)	—	(0.6)	—	(1.5)
Inventories and Reserves	(10.1)	3.6	—	—	(6.5)
Other	(29.6)	25.4	(0.3)	(0.4)	(4.9)
	$(159.0)	$(37.9)	$(0.9)	$(0.4)	$(198.2)
The 2016 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2015	Statements of earnings	Other comprehensive income	Other	December 31, 2016
Deferred income tax assets:
Exploration and evaluation assets	$72.6	$36.5	$—	$—	$109.1
Non-capital losses	14.1	(14.1)	—	—	—
Asset retirement obligations	4.1	(0.4)	—	—	3.7
Other assets	11.3	(1.0)	—	—	10.3
Deferred income tax liabilities:
Property, plant and equipment	(161.0)	(52.6)	—	—	(213.6)
Royalty interests	(9.5)	1.8	—	—	(7.7)
Other intangible assets	(0.7)	0.2	—	—	(0.5)
Mining duties	(21.0)	1.3	—	—	(19.7)
Marketable securities	(0.3)	0.6	(1.2)	—	(0.9)
Inventories and Reserves	(6.0)	(4.1)	—	—	(10.1)
Other	(49.4)	20.1	(0.2)	(0.1)	(29.6)
	$(145.8)	$(11.7)	$(1.4)	$(0.1)	$(159.0)

Income tax expense/(recoveries) related to OCI
Income tax expenses related to OCI consisted of the following components:

	Years ended December 31,
	2017	2016
Unrealized change in fair value of marketable securities	$0.6	$1.2
Hedges	0.3	0.2
Total income taxes related to OCI	$0.9	$1.4

Disclosure of unrecognized deferred income tax assets
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31,	December 31,
	2017	2016
Non-capital losses	$756.2	$981.9
Net capital losses	82.9	47.7
Exploration and evaluation assets	31.2	163.7
Deduction for future mining duty taxes	26.1	19.7
Asset retirement obligations	157.8	153.4
Other deductible temporary differences	41.1	30.7
	$1,095.3	$1,397.1